SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA FOUNDED 1866	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO	SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

May 2, 2016

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Managed Volatility Portfolio, a series of BlackRock FundsSM
Post-Effective Amendment No. 572 to
Registration Statement on Form N-1A
(File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 572 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to its series, BlackRock Managed Volatility Portfolio (the “Fund”). The Registration Statement is being filed to make certain changes to the Fund’s Prospectuses and Statement of Additional Information. The changes include changing the Fund’s name to BlackRock Tactical Opportunities Fund, revising the Fund’s investment process and removing a benchmark index against which the Fund compares its performance.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 569 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock USA Multi-factor Index Fund, BlackRock International Multi-factor Index Fund, BlackRock USA Minimum Volatility Index Fund and BlackRock International Minimum Volatility Index Fund, which was filed on April 22, 2016 (the “Prior Filing”). While the Fund’s Prospectuses and Statement of

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Prospectuses:

•	General Information

Statement of Additional Information—Part I:

•	Information on Trustees and Officers

•	Additional Information

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	John A. MacKinnon

Benjamin Archibald